Equity-based Compensation and Warrants	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
Equity-based Compensation and Warrants
Equity-based Compensation and Warrants

(8)  Equity-based Compensation and Warrants

(a) Stock Options

In July 2020, the Company adopted the 2020 Equity Incentive Plan (the Incentive Plan), which authorized the Company to grant up to 4,300,000 shares of common stock to eligible employees, directors, and consultants to the Company in the form of stock options, restricted stock units, and other various equity awards, including any shares subject to stock options or other awards granted under the Company’s prior stock option plan that expire or terminate for any reason (other than being exercised in full) or are cancelled in accordance with the terms of the prior stock option plan.   The Incentive Plan also includes an annual evergreen increase, and the amount, terms of grants, and exercisability provisions are determined by the board of directors. The term of an award may be up to 10 years and options generally vest over four years, with one quarter of an award vesting one year after grant and the remainder vesting on a monthly basis over three years. As of August 31, 2020, there were 3,981,071 shares of common stock available for future grants under the Incentive Plan.

In July 2020, the Board of Directors adopted the Company’s 2020 Employee Stock Purchase Plan (the ESPP), which became effective immediately prior to the effectiveness of the registration statement for the Company’s IPO. The total shares of common stock initially reserved under the ESPP is limited to 1,100,000 shares.  There was no activity during the second fiscal quarter ended August 31, 2020.

The following table summarizes the amount of stock-based compensation included in the consolidated statements of operations:

	2019	2020	2019	2020
Cost of revenue	$103	$218	$175	$327
Product and technology	491	718	852	1,152
Sales and marketing	475	490	822	792
General and administrative	826	679	1,482	1,093
Total stock-based compensation	$1,895	$2,105	$3,331	$3,364

(8)  Equity-based Compensation and Warrants (Continued)

The following is a summary of stock option activity under the Incentive Plan:

		Weighted	Weighted
		average	remaining		Aggregate
		exercise	contractual life		intrinsic
	Stock Options	price	in years		value
Balance, February 29, 2020	7,996,056	$6.19
Granted	2,149,575	17.25
Exercised	(571,382)	4.42
Forfeited	(147,684)	6.12
Balance, August 31, 2020	9,426,565	$8.82	7.4	years	$223,660
Vested and expected to vest as of August 31, 2020	9,426,565	$8.82	7.4	years	$223,660
Exercisable as of August 31, 2020	5,499,412	$6.19	6.3	years	$150,792

The aggregate intrinsic value of stock options exercised was $5,676 and $7,806 for the three and six months ended August 31, 2020, respectively.  As of August 31, 2020, approximately $27,203 of unrecognized compensation expense related to our stock options is expected to be recognized over a weighted average period of 2.2 years.

During June 2020, the Company issued 525,907 fully-vested stock options in lieu of cash payments related to the Company’s fiscal 2020 bonus with a value of $5,735.   These options are included in the table above.

(b)  Common Stock Warrants

The following tables summarize the activity for the Company’s warrants for the six months ended August 31, 2020:

Common Stock
Warrants

Balance, February 29, 2020	1,653,268
Issued	—
Exercised	(160,000)
Automatic exercise of warrants in connection with IPO	(1,493,268)
Balance, August 31, 2020	—

On June 29, 2015, the Company issued a warrant to its initial customer to purchase up to 200,000 common shares. Based on the vesting provisions and the remaining period over which the warrant was exercisable, the maximum number of shares that could vest pursuant to the warrant was 160,000 shares of common stock, all of which were exercised in March 2020.

On July 7, 2020, upon the closing of our IPO, 1,401,836 shares of common stock were issued upon the automatic net exercise of all warrants that were outstanding as of the IPO date.  There were no warrants outstanding as of August 31, 2020.

(9) Stock Options and Warrants

(a)Stock Options

In 2010, the Company adopted the Amended and Restated 2007 Stock Option Plan as amended (the Option Plan), which authorized the Company to grant shares of common stock to eligible employees, directors, and consultants to the Company in the form of restricted stock and stock options. As of February 29, 2020, the Company is authorized to issue up to 13,116,991 shares of common stock pursuant to the Option Plan. The amount, terms of grants, and exercisability provisions are determined by the board of directors. The term of the options may be up to 10 years and options generally vest over four years, with one quarter of the options vesting one year after grant and the remainder vesting on a monthly basis over three years. As of February 29, 2020, there were 941,887 shares of common stock available for future grants under the Option Plan.

The Company recognizes stock-based compensation based on the grant date fair value of the awards and recognizes that cost using the straight-line method over the requisite service period of the award. The fair value of options, which vest in accordance with service schedules, is estimated on the date of grant using the Black-Scholes option pricing model. The absence of an active market for the Company’s common stock requires it to estimate the fair value of the Company’s common stock for purposes of granting stock options and for determining stock-based compensation expense for the periods presented. The Company obtained contemporaneous third-party valuations to assist in determining the estimated fair value of its common stock. These contemporaneous third-party valuations used the methodologies, approaches, and assumptions consistent with the American Institute of Certified Public Accountants

Practice Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Expected volatilities are based on historical volatilities of comparable companies. The expected term of the options is based on the simplified method outlined in the SEC Staff accounting guidance, under which the Company estimates the term as the average of the option’s contractual term and the option’s weighted average vesting period. The risk-free rate represents the yield on U.S. Treasury bonds with maturity equal to the expected term of the granted option. The Company accounts for forfeitures as they occur. All stock options outstanding at February 29, 2020 are expected to vest according to their specific schedules.

During the years ended February 28, 2019 and February 29, 2020, the Company recognized $5,721 and $6,002, respectively, of compensation expense related to stock options.

The following table summarizes the amount of stock-based compensation included in the consolidated statements of operations:

	Fiscal year
	2019	2020
Cost of revenue	$255	$318
Product and technology	1,108	1,674
Sales and marketing	1,199	1,482
General and administrative	3,159	2,528
Total stock‑based compensation	$5,721	$6,002

The Company did not capitalize any stock-based compensation expense to deferred costs for the years ended February 28, 2019 and February 29, 2020.

The weighted average grant date fair value for stock options granted during the years ended February 28, 2019 and February 29, 2020, was $2.95 and $5.40, respectively. The fair value of the Company’s option grants is estimated at the grant date using the Black-Scholes option-pricing model based on the following weighted average assumptions:

	Fiscal year
	2019			2020
Estimated fair value of common stock	$2.40	-	$3.35	$4.80	-	$9.55
Exercise price	$4.70	-	$6.75	$9.60	-	$18.70
Expected volatility	46%	-	50%			50%
Expected term (in years)			6.25			6.25
Risk‑free interest rate	2.65%	-	2.94%	1.67%	-	2.62%
Dividend yield			—			—

The following is a summary of stock option activity under the Option Plan:

			Weighted
		Weighted‑	Remaining		Aggregate
		Average	Contractual		Intrinsic
	Stock Options	Exercise Price	Life In Years		Value
Balance, February 28, 2018	6,970,591
Granted	1,635,115
Exercised	(249,027)
Forfeited	(209,135)
Balance, February 28, 2019	8,147,544
Granted	2,084,046	$10.80
Exercised	(1,843,001)	$3.70
Forfeited	(392,533)	$5.70
Balance, February 29, 2020	7,996,056	$6.19	7.0	years	$73,631
Vested and expected to vest as of February 29, 2020	7,996,056	$6.20	7.0	years	$73,631
Exercisable as of February 29, 2020	4,579,458	$4.35	5.6	years	$50,573

The aggregate intrinsic value of stock options exercised was $305 and $22,033 for the years ended February 28, 2019 and February 29, 2020, respectively. As of February 29, 2020, approximately $12,353 of unrecognized compensation expense related to stock options is expected to be recognized over a weighted average period of 2.1 years.

(b)Common Stock Warrants

The following tables summarize the activity for the Company’s warrants for the periods presented as well as the number of warrants outstanding and related terms at February 28, 2019 and February 29, 2020:

	Common Stock		Exercise			Expiration
	Warrants	Exercisable	Price			Date
Balance, February 28, 2018	928,945
Issued	541,159
Exercised	(4,061)
Balance, February 28, 2019	1,466,043
Issued	220,594
Exercised	(33,369)
Balance, February 29, 2020	1,653,268	1,653,268	$0.0005	-	$23.75	April 2020 - October 2029

	Number of Warrants
	Outstanding at
	February 28/29,		Exercise
	2019	2020	Price			Expiration Date
Series E holders	1,162,483	1,129,114			$0.0005	July 2026 - March 2028
Series F holders	—	85,000			$0.0005	October 2029
Customer	160,000	160,000			$13.75	April 2020
Lenders	143,560	279,154	$0.005	-	$23.75	Nov 2022 - July 2029
Total	1,466,043	1,653,268

On June 29, 2015, the Company issued a warrant to its initial customer to purchase up to 200,000 common shares. Based on the vesting provisions and the remaining period over which the warrant is exercisable, the maximum number of shares that can vest pursuant to the warrant is 160,000 shares of common stock, of which 120,000 and 160,000 were vested and exercisable as of February 28, 2019 and February 29, 2020, respectively. During March 2020, the customer exercised all vested warrants which resulted in the issuance of 160,000 shares of common stock.

In connection with the Term Loan amendment, the Company issued a warrant to purchase up to 86,600 shares of the Company’s common stock (the 2019 Term Loan Warrant) at an exercise price of $9.60 per share. The 2019 Term

Loan Warrant vested 100% upon issuance and has a ten-year term, ending July 19, 2029. The Company calculated the fair value of the 2019 Term Loan Warrant using the Black-Scholes option pricing model, and the fair value of the 2019 Term Loan Warrant was determined to be $528. This amount was recorded as a debt discount and is being amortized ratably over the Term Loan period.

In connection with the 2019 Revolver, the Company issued the lender warrants to purchase up to 36,363 and 12,631 shares of the Company’s common stock (the 2019 Revolver Warrants) at an exercise price of $13.75 and $23.75 per share, respectively. The 2019 Revolver Warrants vested 100% upon issuance and have a ten-year term, ending July 19, 2029. The Company calculated the fair value of the 2019 Revolver Warrants using the Black-Scholes option pricing model, and the fair value of the 2019 Revolver Warrants was determined to be $251.